Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (7,581,452)	$ (4,722,146)	$ (20,906,985)
Less: net loss from discontinued operations	(4,602,415)	462,886	(18,310,962)
Net loss from continuing operations	(2,979,037)	(5,185,032)	(2,596,023)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	18,306	18,356	18,969
Amortization of intangible assets		70,112	65,880
Amortization of Operating Right of Use	97,803	166,872	138,272
(Gain)/loss on equity investment	11,073	1,085	14,899
Shares issued as consideration for employee compensation	436,800
Impairment loss related to intangible asset		175,802
Impairment loss related to long term investment	1,819,678		245,598
Impairment loss related to goodwill		$ 4,171,039
Goodwill, Impairment Loss, Statement of Income or Comprehensive Income [Extensible Enumeration]		Impairment loss related to goodwill
Impairment loss related to other receivable			60,998
Allowance for credit losses on accounts receivable		162,500
Changes in operating assets and liabilities – continuing operations:
Accounts receivables		287,033	(248,924)
Prepayments and other current assets	63,838	(9,155)	(825,757)
Long-term related party receivable	(566,853)
Amounts due from a related party	(93,686)
Amounts due to related parties	20,223	(1,652)	7,939
Accrued expenses	410,136	(707,425)	343,842
Taxes payable	27,916	(56,418)	162,580
Operating lease liabilities	(97,803)	(224,822)	(86,624)
Deferred tax liabilities		(28,241)	(8,249)
Net cash used in operating activities – continuing operations	(831,606)	(1,159,946)	(2,706,600)
Net cash (used in) provided by operating activities – discontinued operations	(3,182,287)	(1,500,154)	148,162
Net cash used in operating activities	(4,013,893)	(2,660,100)	(2,558,438)
Cash flows from investing activities
Cash (outflow)/inflow due to disposal of subsidiary			228,880
Net cash (used in) provided by investing activities – continuing operations			228,880
Net cash (used in) provided by investing activities – discontinued operations		4,788	(529,511)
Net cash (used in) provided by investing activities		4,788	(300,631)
Cash flows from financing activities
Proceeds from convertible bond			1,000,000
Proceeds from bond issued	600,000
Net cash (used in) provided by financing activities – continuing operations	600,000		1,000,000
Net cash (used in) provided by financing activities – discontinued operations
Net cash provided by financing activities	600,000		1,000,000
Effects of foreign currency translation	2,353,738	(510,483)	(976,270)
Effects of foreign currency translation – Continuing operations	704,002	49,453	151,163
Effects of foreign currency translation – Discontinued operations	1,649,736	(559,936)	(1,127,433)
Net decrease in cash and cash equivalents	(1,060,155)	(3,165,795)	(2,835,339)
Net increase/(decrease) in cash and cash equivalents – Continuing operations	472,396	(1,110,493)	(1,326,557)
Net increase/(decrease) in cash and cash equivalents – Discontinued operations	(1,532,551)	(2,055,302)	(1,508,782)
Cash and cash equivalents at beginning of year – continuing operations	745,572	1,856,065	3,182,623
Cash and cash equivalents at beginning of year – discontinued operations	17,087,419	19,142,721	20,651,502
Cash and cash equivalents at beginning of year	17,832,991	20,998,786	23,834,125
Cash and cash equivalents at end of year including discontinued operations	16,772,836	17,832,991	20,998,786
Less: Cash and cash equivalents at end of year – discontinued operations	15,554,868	17,087,419	19,142,721
Cash and cash equivalents at end of year – continuing operations	1,217,968	745,572	1,856,065
Supplemental disclosures of cash flow information:
Cash paid for income taxes	23,723
Cash paid for interest expense			819,219
Non-cash transactions
Mandatory conversion of convertible note		$ 110